Income Taxes (Details 2) - Southland Holdings Llc [Member]	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Statutory rate	21.00%	21.00%	21.00%
Untaxable earnings	23.00%	(0.80%)	(14.50%)
State income taxes - net of federal benefit	7.50%	(1.20%)	1.80%
Change in valuation allowances	(35.60%)	33.00%
Effect of foreign income taxes	(0.60%)	11.00%	0.80%
Effect of uncertain tax positions	5.20%
Ratable allocation related to acquisition		(49.60%)
Prior year true-ups		13.20%
Other	0.50%	(2.80%)	(2.10%)
Income tax expense	20.90%	23.80%	7.00%